Financial Instruments - Sensitivity Analysis Of The Interest Rate Risks (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	R$ 27,751,247	R$ 27,180,502
Deposits from banking customers [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	4,023,679	2,201,861
Accounts Payable To Clients [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	16,614,513	15,726,503
Trade Accounts Payable
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	596,044	372,547
Loans And Financing [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	4,575,877	6,135,215
Obligations To FIDC Quota Holders [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	975,248	2,227,174
Other Liabilities [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	756,172	493,958
Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Notional	5,225,105
Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative expenses recognized	9,262	20,321
Interest rate risk | VaR One Day [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	123
Interest rate risk | VaR Ten Days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	491
Interest rate risk | VaR Sixty Days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	575
Liquidity risk | Not later than one year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	24,591,963	22,808,448
Liquidity risk | Later than one year and not later than two years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	735,499	2,004,439
Liquidity risk | Later than two years and not later than five years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	1,231,989	1,200,722
Liquidity risk | Up to 120
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	2,729,500	2,963,804
Liquidity risk | Deposits from banking customers [Member] | Not later than one year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	4,023,679	2,201,861
Liquidity risk | Deposits from banking customers [Member] | Later than one year and not later than two years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	0	0
Liquidity risk | Deposits from banking customers [Member] | Later than two years and not later than five years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	0	0
Liquidity risk | Deposits from banking customers [Member] | Up to 120
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	0	0
Liquidity risk | Accounts Payable To Clients [Member] | Not later than one year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	16,542,963	15,720,159
Liquidity risk | Accounts Payable To Clients [Member] | Later than one year and not later than two years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	35,775	3,172
Liquidity risk | Accounts Payable To Clients [Member] | Later than two years and not later than five years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities		0
Liquidity risk | Accounts Payable To Clients [Member] | Up to 120
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities		0
Liquidity risk | Trade Accounts Payable | Not later than one year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	596,044	372,547
Liquidity risk | Trade Accounts Payable | Later than one year and not later than two years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	0	0
Liquidity risk | Trade Accounts Payable | Later than two years and not later than five years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	0	0
Liquidity risk | Trade Accounts Payable | Up to 120
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	0	0
Liquidity risk | Loans And Financing [Member] | Not later than one year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	2,255,110	2,924,513
Liquidity risk | Loans And Financing [Member] | Later than one year and not later than two years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	431,180	983,537
Liquidity risk | Loans And Financing [Member] | Later than two years and not later than five years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	1,231,989	860,578
Liquidity risk | Loans And Financing [Member] | Up to 120
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	2,729,500	2,963,804
Liquidity risk | Obligations To FIDC Quota Holders [Member] | Not later than one year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	1,028,562	1,443,868
Liquidity risk | Obligations To FIDC Quota Holders [Member] | Later than one year and not later than two years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	0	985,229
Liquidity risk | Obligations To FIDC Quota Holders [Member] | Later than two years and not later than five years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	0	0
Liquidity risk | Obligations To FIDC Quota Holders [Member] | Up to 120
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	0	0
Liquidity risk | Other Liabilities [Member] | Not later than one year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	145,605	145,500
Liquidity risk | Other Liabilities [Member] | Later than one year and not later than two years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	268,544	32,501
Liquidity risk | Other Liabilities [Member] | Later than two years and not later than five years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities		340,144
Liquidity risk | Other Liabilities [Member] | Up to 120
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	0	0
Credit risk [member] | VaR One Day [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	19,355
Credit risk [member] | VaR Ten Days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	43,730
Credit risk [member] | VaR Sixty Days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	99,469
Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative revenue recognized	18,955
Currency risk | VaR One Day [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	764
Currency risk | VaR Ten Days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	2,443
Currency risk | VaR Sixty Days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	6,881
Equity price
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	214,765
Currency hedge
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative revenue recognized	R$ 25,827
Derivative expenses recognized		R$ 9,744